TOTAL OPERATING COSTS - Restructuring Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Increase in provision for restructuring programmes (Note 20)	€ 236	€ 186	€ 260
Amount of provision reversed unused (Note 20)	(23)	(22)	(6)
Accelerated depreciation and non-cash costs	22	33	24
Other cash costs(A)	39	38	8
Total	€ 274	€ 235	€ 286